Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,101,079.46

Principal:
Principal Collections	$25,312,550.42
Prepayments in Full	$17,140,945.02
Liquidation Proceeds	$775,075.37
Recoveries	$125,580.83
Sub Total	$43,354,151.64
Collections	$47,455,231.10

Purchase Amounts:
Purchase Amounts Related to Principal	$288,898.02
Purchase Amounts Related to Interest	$1,651.88
Sub Total	$290,549.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,745,781.00

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$47,745,781.00
Servicing Fee	$914,842.92	$914,842.92	$0.00	$0.00	$46,830,938.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,830,938.08
Interest - Class A-2 Notes	$118,344.55	$118,344.55	$0.00	$0.00	$46,712,593.53
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$46,469,960.20
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$46,382,237.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,382,237.28
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$46,332,125.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,332,125.20
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$46,287,664.12
Third Priority Principal Payment	$2,404,195.88	$2,404,195.88	$0.00	$0.00	$43,883,468.24
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$43,819,538.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,819,538.99
Regular Principal Payment	$39,178,756.19	$39,178,756.19	$0.00	$0.00	$4,640,782.80
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,640,782.80
Residuel Released to Depositor	$0.00	$4,640,782.80	$0.00	$0.00	$0.00
Total		$47,745,781.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,404,195.88
Regular Principal Payment					$39,178,756.19
Total					$41,582,952.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$41,582,952.07	$83.57	$118,344.55	$0.24	$41,701,296.62	$83.81
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$41,582,952.07	$25.83	$607,203.21	$0.38	$42,190,155.28	$26.21

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$302,156,294.94	0.6072273	$260,573,342.87	0.5236603
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,047,896,294.94	0.6508511	$1,006,313,342.87	0.6250238

Pool Information
Weighted Average APR	4.441%	4.437%
Weighted Average Remaining Term	47.83	46.99
Number of Receivables Outstanding	55,889	54,510
Pool Balance	$1,097,811,500.96	$1,053,828,509.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,056,164,795.99	$1,013,922,099.06
Pool Factor	0.6695057	0.6426825

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$15,807,427.65
Yield Supplement Overcollateralization Amount	$39,906,410.92
Targeted Overcollateralization Amount	$47,515,167.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,515,167.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		179	$465,522.15
(Recoveries)		49	$125,580.83
Net Losses for Current Collection Period			$339,941.32
Cumulative Net Losses Last Collection Period			$2,823,721.11
Cumulative Net Losses for all Collection Periods			$3,163,662.43

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.37%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.29%	628	$13,565,629.01
61-90 Days Delinquent	0.13%	59	$1,375,878.27
91-120 Days Delinquent	0.03%	15	$319,347.48
Over 120 Days Delinquent	0.03%	16	$331,060.52
Total Delinquent Receivables	1.48%	718	$15,591,915.28

Repossession Inventory:
Repossessed in the Current Collection Period		51	$1,193,271.54
Total Repossessed Inventory		60	$1,515,465.30

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3652%
Preceding Collection Period			0.3916%
Current Collection Period			0.3792%
Three Month Average			0.3786%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1293%
Preceding Collection Period			0.1807%
Current Collection Period			0.1651%
Three Month Average			0.1584%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer